Accrued Expenses and Other Current Liabilities - Summary of Accrued Liabilities and Other Liabilities Disclosure Current (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Advance from shippers and truckers	[1]	¥ 687,971		¥ 411,577
Payables for repurchase of ordinary shares and share options from employees				273,790
Salaries and welfare payables		272,702		174,142
Consideration payable for acquisition of TYT		70,760
Deposit from truckers for value added service		53,820		47,251
Accrued rental and other service fees		56,095		20,388
Others		64,831		14,494
Total		¥ 1,206,179	$ 189,276	¥ 941,642

[1]	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage services and value-added services.